Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 08, 2020
Entity Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001552947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2020
Prospectus Date	rr_ProspectusDate	Jan. 08, 2020
Redwood Systematic Macro Trend ("SMarT") Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Redwood Systematic Macro Trend ("SMarT") Fund
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Redwood Systematic Macro Trend (“SMarT”) Fund

Class N RWSNX

Class I RWSIX

A Series of Two Roads Shared Trust

Supplement dated January 8, 2020

to the Prospectus and Summary Prospectus dated February 28, 2019

The table entitled “Performance Table” in the Fund Summary for the Redwood Systematic Macro Trend (“SMarT”) Fund (the “Fund”) on page 30 of the Fund’s Prospectus and page 5 of the Fund’s Summary Prospectus is restated in its entirety below for the purposes of reflecting the addition of a composite index.

Performance Table

Average Annual Total Returns

(For the year ended December 31, 2018)

	One Year	Since Inception(1)
Class I Return before taxes	-3.55%	-2.15%
Class I Return after taxes on Distributions	-4.22%	-2.96%
Class I Return after taxes on Distributions and Sale of Fund Shares	-1.81%	-1.82%
Class N Return before taxes	-3.76%	-2.34%
Composite Index (40% S& P 500 Total Return Index/60% Bloomberg Barclays Global Aggregate Bond Index)(2)	-1.47%	0.20%
S&P 500 Total Return Index(3)	-4.38%	-0.47%
Bloomberg Barclays Global Aggregate Bond Index(4)	-0.01%	0.18%
MS Category Avg-Tactical Allocation(5)	-7.67%	-5.02%
(1)	The inception date of the Fund is November 2, 2017.
(2)	The Composite Index is a customized blend of unmanaged indices, weighted as follows: 40% S&P 500 Total Return Index and 60% Bloomberg Barclays Global Aggregate Bond Index. This blended benchmark shows how the Fund's performance compares against the broad-based returns of similar investments.
(3)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
(4)	The Bloomberg Barclays Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi currency index includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
(5)	The MS Category Avg-Tactical Allocation. Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg. Tactical Allocation is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This Supplement, the Fund’s Prospectus and Summary Prospectus each as dated February 28, 2019 and the Fund’s Statement of Additional Information (“SAI”) dated February 28, 2019 provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-RED-FUND (733-3863).

Redwood Systematic Macro Trend ("SMarT") Fund | Composite Index (40% S& P 500 Total Return Index/60% Bloomberg Barclays Global Aggregate Bond Index)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.47%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.20%	[1],[2]
Redwood Systematic Macro Trend ("SMarT") Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)	[2],[3]
Redwood Systematic Macro Trend ("SMarT") Fund | Bloomberg Barclays Global Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.01%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%	[2],[4]
Redwood Systematic Macro Trend ("SMarT") Fund | MS Category Avg-Tactical Allocation
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.67%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.02%)	[2],[5]
Redwood Systematic Macro Trend ("SMarT") Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RWSIX
Label	rr_AverageAnnualReturnLabel	Return after taxes
1 Year	rr_AverageAnnualReturnYear01	(3.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017
Redwood Systematic Macro Trend ("SMarT") Fund | Class I | Return after taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)	[2]
Redwood Systematic Macro Trend ("SMarT") Fund | Class I | Return after taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)	[2]
Redwood Systematic Macro Trend ("SMarT") Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RWSNX
Label	rr_AverageAnnualReturnLabel	Return after taxes
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017

[1]	The Composite Index is a customized blend of unmanaged indices, weighted as follows: 40% S&P 500 Total Return Index and 60% Bloomberg Barclays Global Aggregate Bond Index. This blended benchmark shows how the Fund's performance compares against the broad-based returns of similar investments.
[2]	The inception date of the Fund is November 2, 2017.
[3]	Standard and Poor's 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[4]	The Bloomberg Barclays Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi currency index includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[5]	The MS Category Avg-Tactical Allocation. Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg. Tactical Allocation is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.